Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Contract with Customer, Liability [Abstract]
Balance at beginning of the year/period	$ 106,042	$ 315,411
Additions	795,452	1,139,570
Recognized as revenues during the year/period	(669,928)	(1,348,084)
Exchange realignment	(1,130)	(855)
Balance at end of year/period	$ 230,436	$ 106,042